Intangible Assets	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets	INTANGIBLE ASSETS
Intangible assets consist mainly of office and administrative software as well as scientific software purchased by the Group.
The following tables show the variations in intangible assets for the years ended December 31, 2019, 2020 and 2021:

	As of	Increase	Decrease	Translation	Reclassification	As of
(in € thousands)	2018/12/31			adjustments		2019/12/31
Gross
Software	2,049	653	(29)	—	378	2,739
Patents	21	70	—	—	—	91
Other intangibles	313	65	(313)	—	(378)	—
TOTAL—Gross	2,384	788	(342)	—	—	2,830
Accumulated depreciation and impairment
Software	(1,567)	(350)	29	—	—	(2)
Patents	(21)	—	—	—	—	(21)
Other intangibles	—	—	—	—	—	—
TOTAL - Accumulated depreciation and impairment	(1,588)	(350)	29	—	—	(1,910)
TOTAL - Net	796	438	(313)	—	—	920

	As of	Increase	Decrease	Translation	Reclassification	As of
(in € thousands)	12/31/2019			adjustments		12/31/2020
Gross
Software	1,948	231	(691)	—	(48)	1,440
Patents	91	—	—	—	—	91
Other intangibles	—	(24)	(25)	—	48	—
TOTAL—Gross	2,039	207	(715)	—	—	1,531
Accumulated depreciation and impairment
Software	(1,592)	(309)	688	—	—	(1,213)
Patents	(21)	—	—	—	—	(21)
Other intangibles	—	—	—	—	—	—
TOTAL - Accumulated depreciation and impairment	(1,613)	(310)	688	—	—	(1,234)
TOTAL - Net	426	(102)	(27)	—	—	297

	As of	Increase	Decrease	Translation	Reclassification	As of
(in € thousands)	12/31/2020			adjustments		2021/12/31
Gross
Software	1,440	126	(255)	—	(17)	1,294
Patents	91	—	(21)	—	—	70
Other intangibles	—	—	(17)	—	17	—
TOTAL—Gross	1,531	126	(293)	—	—	1,364
Accumulated depreciation and impairment
Software	(1,213)	(152)	176	—	—	(1,190)
Patents	(21)	—	21	—	—	—
Other intangibles	—	—	—	—	—	—
TOTAL - Accumulated depreciation and impairment	(1,234)	(152)	197	—	—	(1,190)
TOTAL - Net	297	(26)	(96)	—	—	174
The implementation for the April 2021 IFRIC decision on IAS 38 had a negative impact of €495 on intangible assets on the opening balance sheet for 2020.